Debt Financing (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended					0 Months Ended	3 Months Ended	1 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			3 Months Ended			0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Feb. 13, 2013 Guesthouse Inn, Ellenton, Florida [Member] room	Feb. 13, 2013 Days Inn, Fredericksburg, Virginia [Member] room	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member]	Mar. 31, 2013 Held For Use [Member]	Dec. 31, 2012 Held For Use [Member]	Jan. 10, 2013 First State Bank, Fremont, Nebraska [Member] property	Mar. 31, 2013 First State Bank, Fremont, Nebraska [Member]	Nov. 30, 2011 Elkhorn Valley Bank [Member] property	Mar. 31, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member]	Feb. 20, 2013 Elkhorn Valley Bank [Member]	Mar. 28, 2013 GE Franchise Finance Commercial LLC [Member] property	Mar. 31, 2013 Great Western Bank [Member]	Dec. 31, 2012 Great Western Bank [Member] item	Mar. 31, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 31, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 29, 2012 General Electric Capital Corporation [Member]	Mar. 31, 2013 Subject To Covenant Compliance [Member]	May 31, 2012 Dowell Maryland Hilton Garden Inn [Member] room
Debt Instrument [Line Items]
Loans payable to Bank amount										$ 2,400,000			$ 2,900,000
Number of hotels to secure loan										4		2
Maturity date of debt											Sep. 01, 2016								Jun. 01, 2014			Jun. 01, 2015
Number of hotel rooms					63	120																					100
Annual interest rate of debt				4.50%						5.50%				5.50%	6.25%					4.95%	5.95%		5.00%	6.00%
Proceeds from marketing held for sale properties		600,000			1,260,000	2,050,000	1,800,000																		4,300,000
Repayments of debt																5,300,000
Number of properties released																3
Secured debt	96,693,000	93,360,000	96,362,000
Long term debt, weighted average term to maturity	4 years	4 years 1 month 6 days
Long-term debt, weighted average interest rate	5.60%	5.70%
Long-term debt, weighted average fixed rate	5.90%	6.10%
Long-term debt, weighted average variable rate	3.90%	4.20%
Principal due in 2013	37,244,000	55,376,000						2,574,000	15,915,000
Loan-specific debt service coverage ratio																		1.24
Recquired Debt Service Coverage Ratio																	120.00%
Debt Service Coverage Ratio	118.00%																118.00%
Revolving credit facility																	$ 12,100,000	$ 12,500,000								$ 12,500,000